Directional Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 95.2%
Consumer, Non-cyclical - 21.5%
PayPal Holdings, Inc.*	17,877	$4,186,793
Thermo Fisher Scientific, Inc.	8,889	4,140,318
DaVita, Inc.*	34,714	4,075,424
Jazz Pharmaceuticals plc*	24,427	4,031,676
IQVIA Holdings, Inc.*	22,478	4,027,383
Corteva, Inc.	99,267	3,843,618
UnitedHealth Group, Inc.	10,651	3,735,093
Vertex Pharmaceuticals, Inc.*	15,741	3,720,228
Intuitive Surgical, Inc.*	4,465	3,652,816
Zoetis, Inc.	21,237	3,514,724
Abbott Laboratories	31,609	3,460,869
Edwards Lifesciences Corp.*	36,972	3,372,956
Merck & Company, Inc.	40,186	3,287,215
Sysco Corp.	44,178	3,280,658
S&P Global, Inc.	9,858	3,240,620
Teleflex, Inc.	7,794	3,207,777
Monster Beverage Corp.*	34,581	3,198,051
Mondelez International, Inc. — Class A	54,040	3,159,719
Estee Lauder Companies, Inc. — Class A	11,001	2,928,356
Procter & Gamble Co.	21,013	2,923,749
CoStar Group, Inc.*	3,145	2,906,861
McCormick & Company, Inc.	28,215	2,697,354
Hershey Co.	17,051	2,597,379
Total Consumer, Non-cyclical		79,189,637
Technology - 18.0%
Teradyne, Inc.	46,040	5,519,736
Zebra Technologies Corp. — Class A*	11,943	4,590,053
Cadence Design Systems, Inc.*	33,034	4,506,829
Qorvo, Inc.*	27,086	4,503,589
MSCI, Inc. — Class A	9,848	4,397,427
Microsoft Corp.	19,088	4,245,553
ServiceNow, Inc.*	7,573	4,168,406
Advanced Micro Devices, Inc.*	43,029	3,946,190
Intuit, Inc.	10,120	3,844,082
HP, Inc.	149,125	3,666,984
Adobe, Inc.*	7,110	3,555,853
Apple, Inc.	26,631	3,533,667
salesforce.com, Inc.*	15,619	3,475,696
Skyworks Solutions, Inc.	21,468	3,282,028
Broadcom, Inc.	7,250	3,174,412
VMware, Inc. — Class A*	21,625	3,033,123
Dell Technologies, Inc. — Class C*	40,754	2,986,861
Total Technology		66,430,489
Communications - 15.2%
Alphabet, Inc. — Class C*	2,889	5,061,181
Twitter, Inc.*	87,983	4,764,280
Walt Disney Co.*	24,692	4,473,696
Facebook, Inc. — Class A*	15,884	4,338,873
Cable One, Inc.	1,832	4,081,183
ViacomCBS, Inc. — Class B	106,803	3,979,480
Charter Communications, Inc. — Class A*	5,954	3,938,869
GoDaddy, Inc. — Class A*	44,182	3,664,897
Comcast Corp. — Class A	67,694	3,547,166
VeriSign, Inc.*	15,990	3,460,236
Amazon.com, Inc.*	1,061	3,455,603
CDW Corp.	24,794	3,267,601
Motorola Solutions, Inc.	18,754	3,189,305
AT&T, Inc.	93,686	2,694,409
Lumen Technologies, Inc.	216,081	2,106,790
Total Communications		56,023,569
Financial - 13.1%
First Republic Bank	30,497	4,480,924
East West Bancorp, Inc.	83,865	4,252,794
Intercontinental Exchange, Inc.	34,303	3,954,793
Progressive Corp.	39,533	3,909,023
Alexandria Real Estate Equities, Inc. REIT	21,910	3,904,800
T. Rowe Price Group, Inc.	24,821	3,757,651
Duke Realty Corp. REIT	93,281	3,728,442
Zions Bancorp North America	82,933	3,602,610
JPMorgan Chase & Co.	27,977	3,555,037
Mastercard, Inc. — Class A	9,947	3,550,482
Visa, Inc. — Class A	15,755	3,446,091
Prologis, Inc. REIT	33,565	3,345,088
Aon plc — Class A	14,283	3,017,570
Total Financial		48,505,305
Consumer, Cyclical - 11.7%
Tesla, Inc.*	8,567	6,045,475
Target Corp.	23,505	4,149,338
Dollar Tree, Inc.*	32,317	3,491,529
DR Horton, Inc.	46,759	3,222,630
Tractor Supply Co.	21,081	2,963,567
Advance Auto Parts, Inc.	18,629	2,934,254
Lowe's Companies, Inc.	17,299	2,776,662
Chipotle Mexican Grill, Inc. — Class A*	1,992	2,762,326
Home Depot, Inc.	10,273	2,728,714
Lululemon Athletica, Inc.*	7,284	2,535,051
Williams-Sonoma, Inc.	24,570	2,502,209
McDonald's Corp.	11,252	2,414,454
Gentex Corp.	70,857	2,404,178
Best Buy Company, Inc.	23,053	2,300,459
Total Consumer, Cyclical		43,230,846
Industrial - 10.5%
Jabil, Inc.	104,477	4,443,407
Keysight Technologies, Inc.*	33,313	4,400,314
Lockheed Martin Corp.	11,225	3,984,651
Amphenol Corp. — Class A	28,025	3,664,829
L3Harris Technologies, Inc.	19,057	3,602,154
Northrop Grumman Corp.	11,351	3,458,877
General Dynamics Corp.	22,948	3,415,121
Berry Global Group, Inc.*	58,404	3,281,721
United Parcel Service, Inc. — Class B	18,289	3,079,867
Old Dominion Freight Line, Inc.	15,316	2,989,377
Fortune Brands Home & Security, Inc.	30,297	2,597,059
Total Industrial		38,917,377
Utilities - 2.3%
Essential Utilities, Inc.	70,054	3,312,854
WEC Energy Group, Inc.	28,634	2,635,187
Dominion Energy, Inc.	34,105	2,564,696
Total Utilities		8,512,737
Energy - 2.0%
Cabot Oil & Gas Corp. — Class A	151,236	2,462,122

Directional Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 95.2% (continued)
Energy - 2.0% (continued)
HollyFrontier Corp.	94,958	$2,454,664
EOG Resources, Inc.	47,844	2,385,980
Total Energy		7,302,766
Basic Materials - 0.9%
FMC Corp.	29,334	3,371,356
Total Common Stocks
(Cost $298,198,814)		351,484,082

EXCHANGE-TRADED FUNDS† - 4.6%
Vanguard S&P 500 ETF	41,561	$14,284,100
SPDR S&P 500 ETF Trust	6,952	2,599,214
Total Exchange-Traded Funds
(Cost $16,547,421)		16,883,314
Total Investments - 99.8%
(Cost $314,746,235)		$368,367,396
Other Assets & Liabilities, net - 0.2%		591,330
Total Net Assets - 100.0%		$368,958,726

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$351,484,082	$—	$—	$351,484,082
Exchange-Traded Funds	16,883,314	—	—	16,883,314
Total Assets	$368,367,396	$—	$—	$368,367,396

RBP® Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 98.2%
Financial - 33.4%
Iron Mountain, Inc. REIT	18,331	$540,398
Janus Henderson Group plc	15,885	516,421
Omega Healthcare Investors, Inc. REIT	11,957	434,278
People's United Financial, Inc.	29,850	385,961
Huntington Bancshares, Inc.	29,399	371,310
KeyCorp	21,232	348,417
Citizens Financial Group, Inc.	9,732	348,016
OneMain Holdings, Inc.	6,759	325,514
Fifth Third Bancorp	11,151	307,433
Popular, Inc.	5,088	286,556
Principal Financial Group, Inc.	5,463	271,019
U.S. Bancorp	5,675	264,398
MetLife, Inc.	5,543	260,244
Truist Financial Corp.	5,327	255,323
PNC Financial Services Group, Inc.	1,678	250,022
Western Union Co.	10,504	230,458
Synchrony Financial	6,105	211,905
JPMorgan Chase & Co.	1,529	194,290
Axis Capital Holdings Ltd.	3,288	165,682
Ameriprise Financial, Inc.	780	151,577
First American Financial Corp.	2,863	147,817
Visa, Inc. — Class A	104	22,748
Mastercard, Inc. — Class A	62	22,130
Total Financial		6,311,917
Consumer, Non-cyclical - 18.5%
Altria Group, Inc.	8,294	340,054
Philip Morris International, Inc.	3,356	277,843
AbbVie, Inc.	2,550	273,233
Pfizer, Inc.	5,230	192,516
Cardinal Health, Inc.	3,296	176,534
Sysco Corp.	2,229	165,526
PepsiCo, Inc.	974	144,444
Flowers Foods, Inc.	6,341	143,497
Bristol-Myers Squibb Co.	2,275	141,118
Kellogg Co.	2,254	140,266
Johnson & Johnson	803	126,376
Medtronic plc	1,076	126,043
Merck & Company, Inc.	1,540	125,972
Colgate-Palmolive Co.	1,308	111,847
Kimberly-Clark Corp.	824	111,100
Amgen, Inc.	466	107,143
Procter & Gamble Co.	743	103,381
Quest Diagnostics, Inc.	856	102,009
Eli Lilly & Co.	592	99,953
Kroger Co.	2,652	84,227
Clorox Co.	417	84,201
AmerisourceBergen Corp. — Class A	820	80,163
UnitedHealth Group, Inc.	226	79,254
Abbott Laboratories	554	60,657
Booz Allen Hamilton Holding Corp.	686	59,806
Zoetis, Inc.	115	19,033
Thermo Fisher Scientific, Inc.	22	10,247
Total Consumer, Non-cyclical		3,486,443
Energy - 12.7%
Antero Midstream Corp.	118,785	915,832
Exxon Mobil Corp.	10,452	430,831
Valero Energy Corp.	7,130	403,344
Kinder Morgan, Inc.	25,879	353,766
Chevron Corp.	3,537	298,700
Total Energy		2,402,473
Industrial - 7.6%
nVent Electric plc	8,754	203,881
3M Co.	984	171,993
National Instruments Corp.	3,715	163,237
Caterpillar, Inc.	840	152,897
Eaton Corporation plc	1,219	146,451
Johnson Controls International plc	2,696	125,607
United Parcel Service, Inc. — Class B	681	114,680
Union Pacific Corp.	458	95,365
Waste Management, Inc.	759	89,509
CH Robinson Worldwide, Inc.	914	85,797
Norfolk Southern Corp.	348	82,688
Total Industrial		1,432,105
Consumer, Cyclical - 6.5%
Hasbro, Inc.	1,939	181,374
Leggett & Platt, Inc.	3,996	177,023
Home Depot, Inc.	480	127,498
Watsco, Inc.	547	123,923
Best Buy Company, Inc.	1,133	113,062
Starbucks Corp.	996	106,552
McDonald's Corp.	489	104,930
Yum! Brands, Inc.	938	101,829
Target Corp.	546	96,385
Thor Industries, Inc.	1,032	95,965
Total Consumer, Cyclical		1,228,541
Communications - 6.2%
AT&T, Inc.	10,714	308,135
ViacomCBS, Inc. — Class B	5,527	205,936
Verizon Communications, Inc.	3,178	186,708
Cisco Systems, Inc.	3,902	174,614
Corning, Inc.	3,678	132,408
Comcast Corp. — Class A	2,067	108,311
New York Times Co. — Class A	626	32,408
Cable One, Inc.	13	28,960
Total Communications		1,177,480
Technology - 6.0%
HP, Inc.	8,298	204,048
Broadcom, Inc.	449	196,595
QUALCOMM, Inc.	817	124,462
Analog Devices, Inc.	815	120,400
Intel Corp.	2,352	117,177
KLA Corp.	427	110,554
Broadridge Financial Solutions, Inc.	535	81,962
Skyworks Solutions, Inc.	412	62,986
Jack Henry & Associates, Inc.	273	44,223
Microsoft Corp.	176	39,146
Intuit, Inc.	83	31,528
Total Technology		1,133,081
Utilities - 3.8%
Southern Co.	4,147	254,750
Duke Energy Corp.	2,624	240,254
OGE Energy Corp.	7,140	227,480
Total Utilities		722,484

RBP® Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 98.2% (continued)
Basic Materials - 3.5%
LyondellBasell Industries N.V. — Class A	3,762	$344,825
Dow, Inc.	5,486	304,473
Total Basic Materials		649,298
Total Common Stocks
(Cost $16,078,956)		18,543,822

EXCHANGE-TRADED FUNDS† - 1.2%
Vanguard Dividend Appreciation ETF	817	115,336
iShares Select Dividend ETF	1,172	$112,723
Total Exchange-Traded Funds
(Cost $223,495)		228,059
Total Investments - 99.4%
(Cost $16,302,451)		$18,771,881
Other Assets & Liabilities, net - 0.6%		114,639
Total Net Assets - 100.0%		$18,886,520

†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$18,543,822	$—	$—	$18,543,822
Exchange-Traded Funds	228,059	—	—	228,059
Total Assets	$18,771,881	$—	$—	$18,771,881

RBP® Large-Cap Defensive Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 98.3%
Consumer, Non-cyclical - 23.6%
Masimo Corp.*	540	$144,925
Jazz Pharmaceuticals plc*	814	134,351
AbbVie, Inc.	1,250	133,937
West Pharmaceutical Services, Inc.	463	131,173
CVS Health Corp.	1,905	130,111
Eli Lilly & Co.	762	128,656
MarketAxess Holdings, Inc.	224	127,806
Bristol-Myers Squibb Co.	1,987	123,254
Danaher Corp.	551	122,399
Zoetis, Inc.	695	115,022
Merck & Company, Inc.	1,342	109,776
Amgen, Inc.	476	109,442
Verisk Analytics, Inc. — Class A	527	109,400
Booz Allen Hamilton Holding Corp.	1,240	108,103
Teleflex, Inc.	261	107,420
Monster Beverage Corp.*	1,152	106,537
Becton Dickinson and Co.	422	105,593
Mondelez International, Inc. — Class A	1,805	105,539
CoStar Group, Inc.*	105	97,049
Clorox Co.	461	93,085
General Mills, Inc.	1,579	92,845
Church & Dwight Company, Inc.	937	81,734
Conagra Brands, Inc.	2,219	80,461
Kroger Co.	2,516	79,908
Total Consumer, Non-cyclical		2,678,526
Communications - 18.6%
Palo Alto Networks, Inc.*	462	164,190
Alphabet, Inc. — Class C*	85	148,910
Facebook, Inc. — Class A*	516	140,951
Altice USA, Inc. — Class A*	3,585	135,764
Cable One, Inc.	60	133,663
Charter Communications, Inc. — Class A*	199	131,649
F5 Networks, Inc.*	704	123,862
Discovery, Inc. — Class A*	4,111	123,700
Comcast Corp. — Class A	2,261	118,476
eBay, Inc.	2,173	109,193
Arista Networks, Inc.*	367	106,639
Motorola Solutions, Inc.	601	102,206
Fox Corp. — Class A	3,420	99,590
Amazon.com, Inc.*	30	97,708
Verizon Communications, Inc.	1,654	97,173
Ciena Corp.*	1,798	95,024
NortonLifeLock, Inc.	4,476	93,011
AT&T, Inc.	3,129	89,990
Total Communications		2,111,699
Technology - 16.4%
Zscaler, Inc.*	860	171,751
Take-Two Interactive Software, Inc.*	730	151,687
PTC, Inc.*	1,231	147,240
Activision Blizzard, Inc.	1,509	140,111
Synopsys, Inc.*	533	138,175
Tyler Technologies, Inc.*	281	122,662
Black Knight, Inc.*	1,327	117,240
Broadridge Financial Solutions, Inc.	755	115,666
Leidos Holdings, Inc.	1,099	115,527
CDK Global, Inc.	2,217	114,907
Xilinx, Inc.	795	112,707
Akamai Technologies, Inc.*	1,054	110,660
Seagate Technology plc	1,777	110,458
Citrix Systems, Inc.	792	103,039
Jack Henry & Associates, Inc.	582	94,278
Total Technology		1,866,108
Consumer, Cyclical - 13.2%
Scotts Miracle-Gro Co. — Class A	727	144,775
Target Corp.	762	134,516
Costco Wholesale Corp.	310	116,802
Dollar Tree, Inc.*	1,079	116,575
Dollar General Corp.	543	114,193
Pool Corp.	285	106,162
Domino's Pizza, Inc.	260	99,700
Tractor Supply Co.	704	98,968
Advance Auto Parts, Inc.	622	97,971
NIKE, Inc. — Class B	683	96,624
O'Reilly Automotive, Inc.*	187	84,631
McDonald's Corp.	376	80,682
Chipotle Mexican Grill, Inc. — Class A*	57	79,042
Gentex Corp.	2,043	69,319
BorgWarner, Inc.	1,552	59,969
Total Consumer, Cyclical		1,499,929
Industrial - 12.8%
Keysight Technologies, Inc.*	1,113	147,016
Lockheed Martin Corp.	373	132,408
United Parcel Service, Inc. — Class B	759	127,816
L3Harris Technologies, Inc.	636	120,217
FLIR Systems, Inc.	2,700	118,341
Northrop Grumman Corp.	370	112,746
Berry Global Group, Inc.*	1,950	109,570
General Dynamics Corp.	732	108,936
Johnson Controls International plc	2,224	103,616
Jacobs Engineering Group, Inc.	904	98,500
Old Dominion Freight Line, Inc.	498	97,200
Garmin Ltd.	792	94,771
Expeditors International of Washington, Inc.	939	89,308
Total Industrial		1,460,445
Financial - 8.6%
Intercontinental Exchange, Inc.	1,099	126,704
Progressive Corp.	1,272	125,775
Fidelity National Financial, Inc.	3,045	119,029
Equity LifeStyle Properties, Inc. REIT	1,795	113,731
CyrusOne, Inc. REIT	1,487	108,774
Equinix, Inc. REIT	148	105,699
New York Community Bancorp, Inc.	9,807	103,464
Cboe Global Markets, Inc.	1,089	101,407
CME Group, Inc. — Class A	380	69,179
Total Financial		973,762
Utilities - 2.5%
NextEra Energy, Inc.	1,338	103,227
Eversource Energy	1,095	94,728

RBP® Large-Cap Defensive Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 98.3% (continued)
Utilities - 2.5% (continued)
WEC Energy Group, Inc.	956	$87,981
Total Utilities		285,936
Energy - 1.6%
Cheniere Energy, Inc.*	1,781	106,913
Cabot Oil & Gas Corp. — Class A	4,331	70,509
Total Energy		177,422
Basic Materials - 1.0%
Sherwin-Williams Co.	148	108,767
Total Common Stocks
(Cost $9,063,441)		11,162,594

EXCHANGE-TRADED FUNDS† - 1.1%
SPDR S&P 500 ETF Trust	165	$61,690
Vanguard S&P 500 ETF	173	59,459
Total Exchange-Traded Funds
(Cost $116,560)		121,149
Total Investments - 99.4%
(Cost $9,180,001)		$11,283,743
Other Assets & Liabilities, net - 0.6%		80,250
Total Net Assets - 100.0%		$11,363,993

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,162,594	$—	$—	$11,162,594
Exchange-Traded Funds	121,149	—	—	121,149
Total Assets	$11,283,743	$—	$—	$11,283,743

RBP® Large-Cap Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 98.7%
Consumer, Non-cyclical - 22.3%
Thermo Fisher Scientific, Inc.	301	$140,200
PayPal Holdings, Inc.*	592	138,647
DaVita, Inc.*	1,166	136,888
IQVIA Holdings, Inc.*	747	133,840
Jazz Pharmaceuticals plc*	810	133,690
Corteva, Inc.	3,298	127,699
Intuitive Surgical, Inc.*	154	125,987
UnitedHealth Group, Inc.	351	123,089
Zoetis, Inc.	734	121,477
Abbott Laboratories	1,093	119,673
Vertex Pharmaceuticals, Inc.*	498	117,697
S&P Global, Inc.	341	112,097
Edwards Lifesciences Corp.*	1,220	111,301
Teleflex, Inc.	269	110,712
Monster Beverage Corp.*	1,196	110,606
Mondelez International, Inc. — Class A	1,869	109,281
Merck & Company, Inc.	1,327	108,549
Sysco Corp.	1,458	108,271
Estee Lauder Companies, Inc. — Class A	380	101,152
Procter & Gamble Co.	722	100,459
CoStar Group, Inc.*	108	99,822
McCormick & Company, Inc.	947	90,533
Hershey Co.	589	89,722
Total Consumer, Non-cyclical		2,671,392
Technology - 18.6%
Teradyne, Inc.	1,492	178,876
Zebra Technologies Corp. — Class A*	399	153,348
Qorvo, Inc.*	909	151,139
Cadence Design Systems, Inc.*	1,097	149,664
MSCI, Inc. — Class A	334	149,141
Microsoft Corp.	636	141,459
ServiceNow, Inc.*	252	138,708
Advanced Micro Devices, Inc.*	1,429	131,054
Intuit, Inc.	336	127,630
HP, Inc.	5,158	126,835
Apple, Inc.	921	122,207
Adobe, Inc.*	237	118,528
salesforce.com, Inc.*	521	115,938
Skyworks Solutions, Inc.	742	113,437
Broadcom, Inc.	250	109,462
Dell Technologies, Inc. — Class C*	1,409	103,266
VMware, Inc. — Class A*	714	100,146
Total Technology		2,230,838
Communications - 15.7%
Alphabet, Inc. — Class C*	95	166,429
Twitter, Inc.*	2,801	151,674
Walt Disney Co.*	818	148,205
Facebook, Inc. — Class A*	537	146,687
Cable One, Inc.	61	135,891
Charter Communications, Inc. — Class A*	205	135,618
ViacomCBS, Inc. — Class B	3,544	132,049
GoDaddy, Inc. — Class A*	1,462	121,273
VeriSign, Inc.*	553	119,669
Comcast Corp. — Class A	2,239	117,324
Amazon.com, Inc.*	36	117,249
CDW Corp.	842	110,967
Motorola Solutions, Inc.	648	110,199
AT&T, Inc.	3,240	93,183
Lumen Technologies, Inc.	7,475	72,881
Total Communications		1,879,298
Financial - 13.5%
First Republic Bank	1,017	149,428
East West Bancorp, Inc.	2,785	141,227
Intercontinental Exchange, Inc.	1,157	133,391
Progressive Corp.	1,313	129,830
Alexandria Real Estate Equities, Inc. REIT	696	124,041
Duke Realty Corp. REIT	3,096	123,747
Mastercard, Inc. — Class A	344	122,787
Visa, Inc. — Class A	545	119,208
T. Rowe Price Group, Inc.	787	119,144
Zions Bancorp North America	2,738	118,939
JPMorgan Chase & Co.	935	118,810
Prologis, Inc. REIT	1,161	115,705
Aon plc — Class A	494	104,367
Total Financial		1,620,624
Consumer, Cyclical - 12.2%
Tesla, Inc.*	279	196,882
Target Corp.	806	142,283
Dollar Tree, Inc.*	1,048	113,226
DR Horton, Inc.	1,570	108,205
Tractor Supply Co.	729	102,483
Advance Auto Parts, Inc.	644	101,436
Lowe's Companies, Inc.	598	95,985
Chipotle Mexican Grill, Inc. — Class A*	68	94,296
Home Depot, Inc.	355	94,295
Lululemon Athletica, Inc.*	252	87,704
Williams-Sonoma, Inc.	849	86,462
Gentex Corp.	2,380	80,753
McDonald's Corp.	371	79,609
Best Buy Company, Inc.	797	79,533
Total Consumer, Cyclical		1,463,152
Industrial - 10.9%
Jabil, Inc.	3,480	148,005
Keysight Technologies, Inc.*	1,109	146,488
Lockheed Martin Corp.	357	126,728
Amphenol Corp. — Class A	929	121,485
L3Harris Technologies, Inc.	633	119,650
Northrop Grumman Corp.	392	119,450
General Dynamics Corp.	793	118,014
Berry Global Group, Inc.*	1,929	108,390
United Parcel Service, Inc. — Class B	614	103,398
Old Dominion Freight Line, Inc.	529	103,250
Fortune Brands Home & Security, Inc.	1,048	89,835
Total Industrial		1,304,693
Utilities - 2.5%
Essential Utilities, Inc.	2,423	114,584
WEC Energy Group, Inc.	990	91,109
Dominion Energy, Inc.	1,179	88,661
Total Utilities		294,354
Energy - 2.0%
Cabot Oil & Gas Corp. — Class A	5,080	82,702

RBP® Large-Cap Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 98.7% (continued)
Energy - 2.0% (continued)
HollyFrontier Corp.	3,190	$82,462
EOG Resources, Inc.	1,607	80,141
Total Energy		245,305
Basic Materials - 1.0%
FMC Corp.	1,014	116,539
Total Common Stocks
(Cost $8,549,651)		11,826,195

EXCHANGE-TRADED FUNDS† - 0.8%
Vanguard S&P 500 ETF	139	$47,773
SPDR S&P 500 ETF Trust	115	42,996
Total Exchange-Traded Funds
(Cost $88,794)		90,769
Total Investments - 99.5%
(Cost $8,638,445)		$11,916,964
Other Assets & Liabilities, net - 0.5%		59,083
Total Net Assets - 100.0%		$11,976,047

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,826,195	$—	$—	$11,826,195
Exchange-Traded Funds	90,769	—	—	90,769
Total Assets	$11,916,964	$—	$—	$11,916,964

RBP® Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 97.0%
Consumer, Non-cyclical - 27.0%
McKesson Corp.	238	$41,393
AbbVie, Inc.	380	40,717
Quanta Services, Inc.	562	40,475
DaVita, Inc.*	341	40,033
CVS Health Corp.	580	39,614
Eli Lilly & Co.	232	39,171
Pfizer, Inc.	1,046	38,503
Bristol-Myers Squibb Co.	619	38,396
Corteva, Inc.	953	36,900
Johnson & Johnson	234	36,827
Abbott Laboratories	321	35,146
Terminix Global Holdings, Inc.*	674	34,381
Sysco Corp.	450	33,417
Booz Allen Hamilton Holding Corp.	377	32,867
Merck & Company, Inc.	401	32,802
Mondelez International, Inc. — Class A	551	32,217
Colgate-Palmolive Co.	374	31,981
Amgen, Inc.	131	30,120
Procter & Gamble Co.	213	29,637
Clorox Co.	140	28,269
Conagra Brands, Inc.	756	27,413
TransUnion	267	26,492
McCormick & Company, Inc.	277	26,481
Hershey Co.	173	26,353
General Mills, Inc.	439	25,813
Baxter International, Inc.	321	25,757
Archer-Daniels-Midland Co.	506	25,507
Kroger Co.	766	24,328
Service Corporation International	459	22,537
Total Consumer, Non-cyclical		943,547
Financial - 23.7%
Ally Financial, Inc.	1,295	46,180
First Republic Bank	310	45,548
Charles Schwab Corp.	794	42,114
Chubb Ltd.	262	40,327
Intercontinental Exchange, Inc.	349	40,236
Progressive Corp.	402	39,750
Alexandria Real Estate Equities, Inc. REIT	222	39,565
Fifth Third Bancorp	1,434	39,535
Fidelity National Financial, Inc.	1,005	39,285
Duke Realty Corp. REIT	949	37,931
U.S. Bancorp	814	37,924
Synchrony Financial	1,083	37,591
Crown Castle International Corp. REIT	236	37,569
KeyCorp	2,226	36,529
JPMorgan Chase & Co.	284	36,088
Equity LifeStyle Properties, Inc. REIT	548	34,721
American Express Co.	280	33,855
Globe Life, Inc.	356	33,806
Bank of America Corp.	1,115	33,796
Huntington Bancshares, Inc.	2,662	33,621
Ameriprise Financial, Inc.	164	31,870
People's United Financial, Inc.	2,186	28,265
Total Financial		826,106
Industrial - 12.5%
Keysight Technologies, Inc.*	338	44,646
Crown Holdings, Inc.*	414	41,483
Lockheed Martin Corp.	114	40,468
United Parcel Service, Inc. — Class B	231	38,900
Agilent Technologies, Inc.	318	37,680
Parker-Hannifin Corp.	133	36,231
General Dynamics Corp.	233	34,675
Johnson Controls International plc	677	31,541
Norfolk Southern Corp.	124	29,464
Fortune Brands Home & Security, Inc.	308	26,402
Republic Services, Inc. — Class A	264	25,423
FedEx Corp.	95	24,664
Fortive Corp.	334	23,654
Total Industrial		435,231
Technology - 11.1%
Teradyne, Inc.	459	55,030
Applied Materials, Inc.	623	53,765
KLA Corp.	189	48,934
QUALCOMM, Inc.	298	45,397
Advanced Micro Devices, Inc.*	437	40,077
Zynga, Inc. — Class A*	4,010	39,579
Leidos Holdings, Inc.	334	35,110
Akamai Technologies, Inc.*	334	35,066
Broadridge Financial Solutions, Inc.	215	32,938
Total Technology		385,896
Communications - 7.0%
ViacomCBS, Inc. — Class B	1,090	40,613
Comcast Corp. — Class A	686	35,947
eBay, Inc.	677	34,019
Motorola Solutions, Inc.	193	32,822
Verizon Communications, Inc.	470	27,612
Cisco Systems, Inc.	595	26,626
AT&T, Inc.	902	25,942
Lumen Technologies, Inc.	2,297	22,396
Total Communications		245,977
Consumer, Cyclical - 6.5%
Target Corp.	239	42,190
Aptiv plc	235	30,618
DR Horton, Inc.	441	30,394
NIKE, Inc. — Class B	213	30,133
Watsco, Inc.	112	25,374
Gentex Corp.	696	23,615
Yum! Brands, Inc.	212	23,015
McDonald's Corp.	107	22,960
Total Consumer, Cyclical		228,299
Utilities - 5.0%
Duke Energy Corp.	344	31,497
Essential Utilities, Inc.	664	31,400
American Water Works Company, Inc.	195	29,927
DTE Energy Co.	232	28,167
Xcel Energy, Inc.	394	26,268

RBP® Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 97.0% (continued)
Utilities - 5.0% (continued)
Pinnacle West Capital Corp.	322	$25,744
Total Utilities		173,003
Energy - 3.2%
ConocoPhillips	798	31,912
Hess Corp.	574	30,302
Devon Energy Corp.	1,614	25,517
HollyFrontier Corp.	933	24,118
Total Energy		111,849
Basic Materials - 1.0%
FMC Corp.	298	34,249
Total Common Stocks
(Cost $2,843,133)		3,384,157

EXCHANGE-TRADED FUNDS† - 1.8%
iShares S&P 500 Value ETF	500	64,010
Total Exchange-Traded Funds
(Cost $62,961)		64,010
Total Investments - 98.8%
(Cost $2,906,094)		$3,448,167
Other Assets & Liabilities, net - 1.2%		42,683
Total Net Assets - 100.0%		$3,490,850

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,384,157	$—	$—	$3,384,157
Exchange-Traded Funds	64,010	—	—	64,010
Total Assets	$3,448,167	$—	$—	$3,448,167

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Transparent Value Trust (the "Trust"), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 ("1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Directional Allocation Fund	Diversified
RBP® Dividend Fund	Diversified
RBP® Large-Cap Defensive Fund	Diversified
RBP® Large-Cap Market Fund	Diversified
RBP® Large-Cap Value Fund	Diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Partners Investment Management, LLC, which operates under the name Guggenheim Investments, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

Note 2 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

At December 31, 2020, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Directional Allocation Fund	$318,015,850	$53,451,425	$(3,099,879)	$50,351,546
RBP® Dividend Fund	16,473,181	2,627,012	(328,312)	2,298,700
RBP® Large-Cap Defensive Fund	9,184,358	2,151,167	(51,782)	2,099,385
RBP® Large-Cap Market Fund	8,647,809	3,336,018	(66,863)	3,269,155
RBP® Large-Cap Value Fund	2,913,514	578,692	(44,039)	534,653

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 4 – COVID-19 and Recent Developments

The global ongoing crisis caused by the outbreak of COVID-19 is causing materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, and adversely impacting local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions all over the world, the Funds’ investments and a shareholder’s investment in a Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Funds, the Funds, their service providers, the markets in which they invest and market intermediaries are also impacted by quarantines and similar measures intended to contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational risks.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.